ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 14.0%
	APPAREL & TEXTILE PRODUCTS - 0.3%
2,783	NIKE, Inc., Class B	$197,704

	BIOTECH & PHARMA - 0.2%
5,114	Moderna, Inc.(a)	141,095

	E-COMMERCE DISCRETIONARY - 0.2%
745	Amazon.com, Inc.(a)	163,446

	INTERNET MEDIA & SERVICES - 0.8%
3,163	Alphabet, Inc., Class C	561,085

	MORTGAGE FINANCE - 11.3%
442,390	AGNC Investment Corporation	4,065,564
229,351	Annaly Capital Management, Inc.	4,316,386
		8,381,950
	RETAIL - CONSUMER STAPLES - 0.2%
1,492	Target Corporation	147,186

	SOFTWARE - 0.1%
68	Microsoft Corporation	33,824
670	Shopify, Inc., Class A(a)	77,285
		111,109
	TECHNOLOGY HARDWARE - 0.8%
2,901	Apple, Inc.	595,197

	TRANSPORTATION & LOGISTICS - 0.1%
510	United Parcel Service, Inc., Class B	51,479

	TOTAL COMMON STOCKS (Cost $15,483,552)	10,350,251

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ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4%
	ASSET MANAGEMENT — 4.3%
3,000,000	Charles Schwab Corporation(b)	SOFRRATE + 2.500%	5.8530	05/19/34	$3,188,944

	BANKING — 31.6%
2,400,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	2,033,400
4,600,000	Bank of America Corporation(b)	H15T5Y + 2.000%	3.8460	03/08/37	4,211,266
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,363,822
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	1,047,138
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,105,780
100,000	JPMorgan Chase & Company		4.2500	10/01/27	100,475
5,900,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	6,153,448
3,500,000	US Bancorp Series BB(b)	SOFRRATE + 2.110%	4.9670	07/22/33	3,458,820
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,937,757
					23,411,906
	INSTITUTIONAL FINANCIAL SERVICES — 11.9%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,924,350
6,900,000	Morgan Stanley Series F(b)	SOFRRATE + 2.620%	5.2970	04/20/37	6,878,371
					8,802,721
	SPECIALTY FINANCE — 14.6%
4,000,000	American Express Company(b)	SOFRRATE + 2.255%	4.9890	05/26/33	4,014,094
6,725,000	Capital One Financial Corporation(b)	SOFRRATE + 2.370%	5.2680	05/10/33	6,787,621
					10,801,715
	TOTAL CORPORATE BONDS (Cost $45,808,126)				46,205,286

	U.S. GOVERNMENT & AGENCIES — 110.9%
	AGENCY FIXED RATE — 110.9%
1,646,521	Fannie Mae Pool(c)		5.5000	11/01/52	1,657,092
2,049,630	Fannie Mae Pool(c)		6.0000	05/01/54	2,085,887
737,929	Ginnie Mae I Pool		4.0000	01/15/46	712,566
688,447	Ginnie Mae I Pool		2.5000	08/15/49	590,219
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ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 110.9% (Continued)
	AGENCY FIXED RATE — 110.9% (Continued)
536,567	Ginnie Mae I Pool	2.5000	09/15/49	$460,005
1,047,033	Ginnie Mae I Pool	2.5000	12/15/49	897,625
2,277,270	Ginnie Mae I Pool(c)	6.0000	06/15/53	2,425,670
1,001,763	Ginnie Mae II Pool(c)	4.0000	09/20/47	932,418
974,341	Ginnie Mae II Pool	4.5000	02/20/48	935,215
294,819	Ginnie Mae II Pool	2.5000	03/20/50	251,843
4,533,976	Ginnie Mae II Pool(c)	2.5000	03/20/51	3,873,167
2,421,820	Ginnie Mae II Pool	3.0000	07/20/51	2,129,816
608,828	Ginnie Mae II Pool(c)	3.0000	07/20/51	535,431
3,675,329	Ginnie Mae II Pool(c)	3.0000	09/20/51	3,198,441
970,425	Ginnie Mae II Pool	2.0000	03/20/52	748,379
1,779,721	Ginnie Mae II Pool	3.0000	03/20/52	1,536,730
7,101,480	Ginnie Mae II Pool(c)	5.5000	10/20/52	7,424,949
1,089,754	Ginnie Mae II Pool(c)	6.0000	01/20/53	1,170,266
1,312,266	Ginnie Mae II Pool(c)	5.5000	02/20/53	1,371,975
1,599,093	Ginnie Mae II Pool(c)	6.0000	03/20/53	1,717,234
2,574,634	Ginnie Mae II Pool(c)	6.5000	03/20/53	2,797,797
5,019,844	Ginnie Mae II Pool(c)	6.5000	03/20/53	5,455,002
1,069,063	Ginnie Mae II Pool(c)	5.5000	04/20/53	1,117,711
1,733,781	Ginnie Mae II Pool(c)	5.5000	04/20/53	1,812,676
1,201,300	Ginnie Mae II Pool(c)	6.0000	04/20/53	1,290,057
1,641,750	Ginnie Mae II Pool(c)	5.0000	05/20/53	1,679,087
1,572,270	Ginnie Mae II Pool(c)	5.5000	05/20/53	1,643,813
997,898	Ginnie Mae II Pool(c)	5.5000	06/20/53	1,043,307
2,341,593	Ginnie Mae II Pool(c)	5.5000	06/20/53	2,448,147
1,672,395	Ginnie Mae II Pool(c)	5.5000	06/20/53	1,748,484
1,166,140	Ginnie Mae II Pool(c)	6.0000	06/20/53	1,252,298
9,714,182	Ginnie Mae II Pool(c)	6.0000	06/20/53	10,431,865
1,086,288	Ginnie Mae II Pool	6.5000	06/20/53	1,180,456
428,191	Ginnie Mae II Pool	5.0000	07/20/53	437,929
1,085,422	Ginnie Mae II Pool(c)	5.5000	07/20/53	1,134,815
1,047,057	Ginnie Mae II Pool	5.5000	07/20/53	1,094,703
990,220	Ginnie Mae II Pool	6.5000	09/20/53	1,076,061
4,670,602	Ginnie Mae II Pool(c)	5.5000	11/20/53	4,712,898
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ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 110.9% (Continued)
	AGENCY FIXED RATE — 110.9% (Continued)
990,671	Ginnie Mae II Pool(c)	6.0000	11/20/53	$1,063,867
131,344	Ginnie Mae II Pool	4.5000	02/20/54	130,055
1,013,134	Ginnie Mae II Pool	6.0000	09/20/54	1,087,990
2,915,682	Ginnie Mae II Pool	5.5000	10/20/54	2,921,773
				82,215,719
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,747,290)			82,215,719

	TOTAL INVESTMENTS - 187.3% (Cost $142,038,968)			$138,771,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (87.3)%			(64,667,021)
	NET ASSETS - 100.0%			$74,104,235

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
90	CBOT 10 Year US Treasury Note	09/22/2025	$10,091,250	$(176,719)

	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS
Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (40,520,000)	INTL FCStone	6/25/2025	4.6000	7/2/2025	$ (40,520,000)
(1,910,000)	INTL FCStone	6/30/2025	4.6000	7/2/2025	(1,910,000)
(23,985,000)	South Street	6/26/2025	4.5700	7/24/2025	(23,985,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $66,415,000)					$ (66,415,000)

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2025. Bond converts to floating rate in the final year of the bond.
(c)	This security has been pledged as collateral for securities sold under agreements to repurchase of $71,635,215.

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